Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	TERADYNE, INC.
Entity Incorporation State Country Code	MA
Entity File Number	001-06462
Entity Tax Identification Number	04-2272148
Entity Address Address Line 1	600 Riverpark Drive
Entity Address City Or Town	North Reading
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01864
City Area Code	978
Local Phone Number	370-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.125 per share
Trading Symbol	TER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000097210
Amendment Flag	false